Property and equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Gross property and equipment	$ 3,634,519	$ 3,624,513
Less accumulated depreciation, amortization and impairment	2,951,362	2,845,828
Net property and equipment	683,157	778,685
Survey equipment
Gross property and equipment	684,890	684,890
Less accumulated depreciation, amortization and impairment	628,037	612,717
Net property and equipment	56,853	72,174
Computers and software
Gross property and equipment	1,256,101	1,246,095
Less accumulated depreciation, amortization and impairment	1,201,047	1,177,653
Net property and equipment	55,054	68,442
Furniture and other equipment
Gross property and equipment	528,420	528,420
Less accumulated depreciation, amortization and impairment	504,328	498,304
Net property and equipment	24,092	30,115
Leasehold improvements
Gross property and equipment	1,165,108	1,165,108
Less accumulated depreciation, amortization and impairment	617,950	557,154
Net property and equipment	$ 547,158	$ 607,953